Summary of Significant Accounting Policies (Details 6) (USD $) In Millions, unless otherwise specified	3 Months Ended							11 Months Ended		12 Months Ended	11 Months Ended		12 Months Ended			11 Months Ended		12 Months Ended		11 Months Ended
	Feb. 02, 2013	Nov. 03, 2012	Aug. 04, 2012	May 05, 2012	Mar. 03, 2012	Nov. 26, 2011	Aug. 27, 2011	Feb. 02, 2013	Feb. 02, 2013 Continuing Operations [Member]	Mar. 03, 2012 Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member]	Jan. 28, 2012 Scenario, Previously Reported [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 Renew Blue [Member] [Domain]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 Renew Blue [Member] [Domain] Continuing Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2013 Renew Blue [Member] [Domain] Continuing Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2013 Renew Blue [Member] [Domain] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 Renew Blue [Member] [Domain] Continuing Operations [Member] Investments Impairment Charge [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Domestic Segment [Member] Restructuring Program 2013 Renew Blue [Member] [Domain]	Feb. 02, 2013 Scenario, Previously Reported [Member] Domestic Segment [Member] Restructuring Program 2013 Renew Blue [Member] [Domain] Continuing Operations [Member]
Feb. 02, 2013
Scenario, Previously Reported [Member]
Domestic Segment [Member]
Restructuring Program 2013 Renew Blue [Member] [Domain]
Continuing Operations [Member]
Investments Impairment Charge [Member]

Investment Holdings [Line Items]
Restructuring charges	$ 169	$ 34	$ 91	$ 127	$ 25	$ 22	$ 1		$ 415	$ 48	$ 449	$ 280	$ 287	$ 222	$ 147	$ 171	$ 171	$ 0	$ 0	$ 27	$ 84	$ 84	$ 27
Interval of auction process								seven, 28 and 35 days
Guaranteed or Insured Percentage, Low Range (as a percent)	95.00%							95.00%
Guaranteed or Insured Percentage, High Range (as a percent)	100.00%							100.00%